Goldman Sachs Dynamic Global Equity Fund Average Annual Total Returns - Class P Shares [Member]		12 Months Ended	60 Months Ended	92 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI® ACWI Index (Net, USD, Unhedged)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		22.34%	11.19%	11.02%
Class P Shares
Prospectus [Line Items]
Average Annual Return, Percent		21.67%	11.04%	10.17%
Performance Inception Date	Apr. 17, 2018
Class P Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		17.57%	8.40%	8.03%
Class P Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		15.10%	8.09%	7.59%